Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2021
Equity accounted investments [Abstract]
Equity accounted investments [text block]
(in USD million) 2021 2020
Net investments at 1 January 2,270 1,487
Net income/(loss) from equity accounted investments 259 53
Acquisitions and increase in capital 475 995
Dividend and other distributions (230) (141)
Other comprehensive income/(loss) (58) 21
Divestments, derecognition and decrease in paid in

capital
(31) (147)
Net investments at 31 December 2,686 2,270
Included in equity accounted investments 2,686 2,262
Other long-term receivable in equity accounted investments 0 8